SHAREHOLDERS' EQUITY - (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 03, 2025	Dec. 31, 2024	Jul. 11, 2024	Jan. 16, 2023	Jan. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase	$ 16,647,600
Shares repurchase, shares	4,649,644	5,927,437
Shares repurchase, value	$ 975,000	$ 975,000
Weighted average fair value granted under options	$ 54.1	$ 51.7
Total intrinsic value of options exercised	$ 254,800	$ 81,000
Total fair value of restricted stock units vested	168,400	$ 158,400
Unrecognized compensation expense	$ 480,000
Unrecognized compensation expense expected period of recognition (in years)	1 year 9 months 3 days
Options to purchase ordinary shares reserved for issuance	11,362,035
Share based compensation arrangement by share based payment award options outstanding intrinsic value	$ 245,180			$ 367,180
Share based compensation arrangement by share based payment award equity instruments other than options non vested number	2,771,828			2,504,773
Options In The Money
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options nonvested number of shares	3,434,686			5,712,254
Share based compensation arrangement by share based payment award options outstanding intrinsic value	$ 52,836,000
Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs per quarter					$ 2,000,000
Authorized amount under share repurchase programs					$ 325,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued	3,400,717
Percentage of salary to purchase Ordinary shares	15.00%
Ordinary shares per employee, maximum	1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date	85.00%
Purchase of Ordinary shares by employees	362,533	381,859
Average price per share purchased by employees	$ 156.5			$ 124.8
Compensation expense recognized	$ 15,000	$ 13,700
US ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance			500,000				568,478
Number of shares available under ESPP			1,250,000			700,000	750,000
Rest of the World ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance			1,000,000			1,796,795	1,096,795
Number of shares available under ESPP			2,796,795
RSU and PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value Per Share, Granted	$ 211.3	$ 161
Aggregate number of shares, stock options	113,620,345
RSU and PSU | Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Reserved and Authorized Shares, percent of ordinary shares issued and outstanding at year end	10.00%